VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.7%
Australia : 15.2%
Alkane Resources Ltd. * 25,901,658 $ 19,622,528
Aurelia Metals Ltd. * 40,150,520 6,652,438
Australian Strategic
Materials Ltd. * 1 0
Bellevue Gold Ltd. * † 23,892,088 18,030,466
Black Cat Syndicate Ltd. * † 19,503,789 18,122,619
Capricorn Metals Ltd. * 9,556,055 83,327,192
Catalyst Metals Ltd. * 8,043,925 41,978,385
Emerald Resources NL * † 12,729,701 42,108,067
Evolution Mining Ltd. † 32,484,555 231,934,532
Firefinch Ltd. †∞ 54,133,739 3,480,081
Genesis Minerals Ltd. * † 22,889,894 88,682,761
Greatland Resources Ltd. * † 15,699,148 77,514,325
Kingsgate Consolidated
Ltd. * † 8,152,373 20,701,521
Meeka Metals Ltd. * 86,779,926 12,903,242
Ora Banda Mining Ltd. * 38,215,804 29,743,420
Pantoro Gold Ltd. * 7,605,155 30,354,229
Perseus Mining Ltd. 31,624,461 101,905,540
Ramelius Resources Ltd. 56,903,267 145,170,620
Regis Resources Ltd. 16,526,170 65,395,842
Resolute Mining Ltd. * 47,151,797 32,084,497
St Barbara Ltd. * † 28,106,651 9,910,334
Vault Minerals Ltd. * 165,668,586 71,997,182
West African Resources
Ltd. * 26,392,724 66,925,850
Westgold Resources Ltd. † 21,512,520 63,520,906
1,282,066,577
Burkina Faso : 2.4%
IAMGOLD Corp. (USD) * 15,826,187 204,632,598
Underline
Canada : 47.8%
Alamos Gold, Inc. (USD) 14,801,995 515,997,546
Allied Gold Corp. * 2,007,723 35,092,585
Artemis Gold, Inc. * † 5,178,000 135,795,041
Aya Gold & Silver, Inc. * † 3,590,512 41,546,100
B2Gold Corp. (USD) † 34,730,896 171,917,935
Centerra Gold, Inc. (USD) 4,630,635 49,686,714
Dakota Gold Corp. (USD) * 2,984,772 13,580,713
Discovery Silver Corp. * 17,001,464 63,049,845
DPM Metals, Inc. † 3,273,534 72,580,512
Endeavour Silver Corp.
(USD) * † 7,892,878 61,880,163
Equinox Gold Corp. (USD) *
† ‡ 42,135,117 472,756,013
First Majestic Silver Corp.
(USD) 12,945,456 159,099,654
Fortuna Mining Corp.
(USD) * † 8,932,071 80,031,356
Future Mineral Resources,
Inc. * 168,999 43,725
G Mining Ventures Corp. * † 4,875,623 96,888,728
Gold Royalty Corp. (USD) * † 4,421,250 17,066,025
GoldMining, Inc. (USD) * 6,331,056 7,787,199
K92 Mining, Inc. * † 5,897,709 71,294,714
Lundin Gold, Inc. † 2,518,589 163,217,745
McEwen, Inc. (USD) * † 1,454,621 24,874,019
Number
of Shares Value
Canada (continued)
Metalla Royalty & Streaming
Ltd. (USD) * † 2,312,333 $ 14,683,314
New Found Gold Corp. * † 4,611,818 10,971,049
New Gold, Inc. (USD) * 23,037,347 165,408,151
NorthX Nickel Corp. * † 179,304 29,639
Novagold Resources, Inc.
(USD) * † 6,820,930 60,024,184
OceanaGold Corp. 6,204,755 132,487,617
OR Royalties, Inc. (USD) † 4,285,295 171,754,624
Pan American Silver Corp.
(USD) 14,568,241 564,227,974
Prime Mining Corp. * † 3,907,180 9,631,757
Sandstorm Gold Ltd. (USD) 7,139,619 89,388,030
Seabridge Gold, Inc. (USD) *
† 2,486,416 60,046,946
Silvercorp Metals, Inc.
(USD) † 6,428,458 40,627,855
Skeena Resources Ltd.
(USD) * † 2,795,320 51,517,748
SSR Mining, Inc. (USD) * 5,579,914 136,261,500
Torex Gold Resources, Inc. *
† 2,126,786 88,409,733
Triple Flag Precious Metals
Corp. (USD) † 2,155,296 63,063,961
Victoria Gold Corp. * †∞ 1,722,275 1
Vizsla Silver Corp. (USD) * † 10,049,509 43,413,879
Wesdome Gold Mines Ltd. *
† 4,392,137 68,435,770
4,024,570,064
Cayman Islands : 0.0%
Blue Gold Ltd. (USD) * † 397,289 3,686,842
Underline
China : 2.9%
Chifeng Jilong Gold Mining
Co. Ltd. (HKD) † 3,440,800 13,428,723
Wanguo Gold Group Ltd.
(HKD) † 9,798,000 48,826,314
Zhaojin Mining Industry Co.
Ltd. (HKD) † 46,481,700 185,960,297
248,215,334
Colombia : 0.6%
Aris Mining Corp. (USD) * 5,056,619 49,554,866
Underline
Indonesia : 1.3%
Bumi Resources Minerals
Tbk PT * 2,197,384,300 110,671,745
Underline
Jersey, Channel Islands : 0.2%
Caledonia Mining Corp. PLC
(USD) † 433,293 15,689,539
Underline
Mexico : 4.1%
Avino Silver & Gold Mines
Ltd. (USD) * † 4,718,486 24,772,052
Industrias Penoles SAB de
CV * 5,908,763 263,811,401
Luca Mining Corp. (CAD) * † 7,263,167 8,404,268
Orla Mining Ltd. (USD) * † 4,119,471 44,490,287
341,478,008

VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Peru : 2.1%
Cia de Minas Buenaventura
SAA (ADR) 5,390,550 $ 131,152,082
Hochschild Mining PLC (GBP) 10,088,453 48,442,309
179,594,391
South Africa : 3.0%
DRDGOLD Ltd. (ADR) † 1,068,619 29,493,884
Harmony Gold Mining Co.
Ltd. (ADR) 12,246,930 222,281,780
251,775,664
Turkey : 2.1%
Eldorado Gold Corp. (USD) * 4,948,751 142,969,416
Koza Anadolu Metal
Madencilik Isletmeleri AS * 5,891,761 12,771,246
Turk Altin Isletmeleri AS * 30,387,361 18,466,752
174,207,414
United Kingdom : 2.9%
Endeavour Mining PLC 4,665,145 195,278,684
Pan African Resources PLC 39,114,099 46,127,849
241,406,533
United States : 15.1%
Aura Minerals, Inc. (BRL)
(BDR) 3,606,583 43,342,249
Coeur Mining, Inc. * 27,765,744 520,885,357
Contango ORE, Inc. * † 300,541 7,492,487
Number
of Shares Value
United States (continued)
GoGold Resources, Inc.
(CAD) * 11,968,016 $ 23,223,834
Hecla Mining Co. 15,681,171 189,742,169
i-80 Gold Corp. * † 21,197,315 20,251,915
Idaho Strategic Resources,
Inc. * † 408,321 13,797,167
Perpetua Resources Corp. *
† 2,347,591 47,491,766
Royal Gold, Inc. 2,025,509 406,276,595
1,272,503,539
Total Common Stocks
(Cost: $4,532,707,478) 8,400,053,114
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.9%
Money Market Fund: 1.9%
(Cost: $156,134,221)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 156,134,221 156,134,221
Total Investments: 101.6%
(Cost: $4,688,841,699) 8,556,187,335
Liabilities in excess of other assets: (1.6)% (138,712,359)
NET ASSETS: 100.0% $ 8,417,474,976
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $531,136,200.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
(a) Rate shown is the 1-day yield as of 09/30/25.
Transactions in and earnings from securities of affiliates for the period ended September 30, 2025 were as follows:
Value
12/31/2024 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2025
Dividend
Income
B2Gold Corp. $221,002,959 $44,427,237 $(274,858,079) $47,471,477 $133,874,341 $–(a) $4,893,034
Equinox Gold Corp. –(b) 290,173,375 (33,410,295) (808,492) 133,468,893 472,756,013 –
Harmony Gold
Mining Co. Ltd. 263,223,043 53,996,816 (355,579,615) 173,435,642 87,205,894 –(a) 2,904,651
Total
$484,226,002 $388,597,428 $(663,847,989) $220,098,627 $354,549,128 $472,756,013 $7,797,685
(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
(b) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.